SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT

20. SUBSEQUENT EVENT

1. A liquidation of significant subsidiary

Kyocera Corporation made a resolution for a liquidation of Kyocera Telecom Equipment (Malaysia) Sdn. Bhd., which is wholly owned subsidiary at the meeting of Board of Directors held on May 1, 2017.

(1) Reason of the liquidation

Kyocera aimed to optimize production bases in the Telecommunications Equipment Group. As a result, it made the resolution for the liquidation of Kyocera Telecom Equipment (Malaysia) Sdn. Bhd.

(2) Outline of the subsidiary which will be liquidated

(i)	Name : Kyocera Telecom Equipment (Malaysia) Sdn. Bhd.

(ii)	Address : Lot 7646 Mukim Of Plentong, 81750 Masai, Johor, Malaysia

(iii)	Capital : MYR28,000,000 (as of March 31, 2017)

(iv)	Business : Manufacture of Telecommunications Equipment

(3) Schedule of the liquidation

The liquidation will be conducted when necessary legal procedures will be completed in accordance with the local laws and regulations.

(4) Impact on its consolidated results of operations and financial condition

The estimated amount in gain or loss relating to the liquidation is being calculated currently, however, Kyocera considers that this will not have material impacts on its consolidated results of operations, financial condition and cash flows.

2. Change in reporting segment classification

In order to focus on the direction of the growth strategy, starting from fiscal 2018, Kyocera will change the classification of its reporting segments which have been “Fine Ceramic Parts Group,” “Semiconductor Parts Group,” “Applied Ceramic Products Group,” “Electronic Device Group,” “Telecommunications Equipment Group” and “Information Equipment Group” to “Industrial & Automotive Components Group,” “Semiconductor Components Group,” “Electronic Devices Group,” “Communications Group,” “Document Solutions Group” and “Life & Environment Group.”

The principal businesses of each reporting segment will be as follows.

Reporting segment	Principal business
Industrial & Automotive Components Group	Fine Ceramic Components, Automotive Components, Liquid Crystal Displays, Cutting Tools etc.
Semiconductor Components Group	Ceramic Packages, Organic Multilayer Substrates and Boards etc.
Electronic Devices Group	Electronic Components, Power Semiconductor Products, Printing Devices etc.
Communications Group	Mobile Phones, M2M Modules, Information Systems and Telecommunication Services etc.
Document Solutions Group	Printers, Multifunctional Products, Document Solutions, Supplies etc.
Life & Environment Group	Solar Power Generating System related Products, Medical Devices, Jewelry and Ceramic Knives etc.